Cover	Aug. 11, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On August 11, 2023, Airspan Networks Holdings Inc., a Delaware corporation (the “Company”) filed a Current Report on Form 8-K (the “Current Report”) to report that it completed the previously announced sale of Mimosa Networks, Inc., a Delaware corporation and a direct wholly-owned subsidiary of Airspan Networks Inc., by Airspan Networks Inc., a Delaware corporation and a direct wholly-owned subsidiary of the Company, to Radisys Corporation, an Oregon corporation, pursuant to the Stock Purchase Agreement, dated March 8, 2023, as amended on July 22, 2023. The Company is filing this amendment to the Current Report to disclose unaudited pro forma consolidated condensed financial information of Airspan Networks Holdings Inc. for the year ended December 31, 2022 and the six months ended June 30, 2023 required by Item 9.01(b) of Form 8-K.
Document Period End Date	Aug. 11, 2023
Entity File Number	001-39679
Entity Registrant Name	Airspan Networks Holdings Inc.
Entity Central Index Key	0001823882
Entity Tax Identification Number	85-2642786
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	777 Yamato Road
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33431
City Area Code	561
Local Phone Number	893-8670
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	MIMO
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false